UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INVESTMENT PORTFOLIOS - CORE BOND PORTFOLIO
Statement of Investments
September 30, 2005 (Unaudited)

	Principal
Bonds and Notes - 120.2%	Amount	Value ($)
Aerospace & Defense - .1%
L-3 Communications,
Conv. Bonds, 3%, 2035	60,000	61,650
Agricultural - .3%
Altria,
Deb., 7.75%, 2027	160,000	187,093
Airlines - 0%
USAir,
Enhanced Eq pui ment Notes, Ser. C, 8.93%, 2009	42,614	4
Asset-Backed Ctfs. / Automobile Receivables - .8%
Ford Credit Auto Owner Trust:
Ser. 2004-A, Cl. C, 4.19%, 2009	160,000	158,720
Ser. 2005-B, Cl. B, 4.64%, 2010	185,000	184,183
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B, 4.57%, 2012	250,000	249,060
		591,963
Asset - Backed Ctfs./ Credit Cards - 1.3%
Capital One Multi-Asset Execution Trust,
Ser. 2004-C1, Cl. C1, 3.4%, 2009	160,000	157,452
Chase Credit Card Master Trust,
Ser. 2002-6, Cl. B, 4.11813%, 2008	255,000	255,165
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	525,000	572,361
		984,978
Asset - Backed Ctfs. / Home Equity Loans - 5.2%
ACE Securities,
Ser. 2005-HE1, Cl. A2A, 3.95%, 2035	145,346	145,454
Accredited Mortgage Loan Trust:
Ser. 2005-1 Cl.A2A, 3.93%, 2035	200,761	200,916
Ser. 2005-2, Cl. A2A, 3.93%, 2035	217,678	217,768
Ser. 2005-3, Cl. A2A, 3.93%, 2035	370,000	370,223
Ameriquest Mortgage Securities,
Ser. 2004-FR1, Cl. A3, 2.65%, 2034	74,161	73,944
Bayview Financial Acquisition,
Ser. 2005-B, Cl.1A6, 5.208%, 2039	235,000	234,431
Bear Stearns Asset Backed Securities,
Ser. 2005-TC1, Cl. A1, 3.94%, 2035	167,004	167,027
CS First Boston Mortgage Securities,
Ser. 2002-HE4, Cl. MF1, 6.94%, 2032	140,000	142,455
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 3.92%, 2035	192,554	192,586
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 3.93%, 2035	133,530	133,678
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1, 3.94%, 2035	391,558	391,794
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A3, 3.93%, 2035	158,219	158,242
Morgan Stanley ABS Capital I:
Ser. 2005-NC2, Cl. A3A, 3.91%, 2035	502,898	503,237
Ser. 2005-WMC3, Cl. A2A, 3.92%, 2035	180,861	180,902
Residential Asset Securities:
Ser. 2004-KS6, Cl. AI1, 3.97%, 2022	118,156	118,236
Ser. 2005-EMX1, Cl. AI1, 3.93%, 2035	152,743	152,864
Ser. 2005-EMX3, Cl. M1, 4.26%, 2035	215,000	215,000
Ser. 2005-EMX3, Cl. M2, 4.28%, 2035	240,000	240,000
		3,838,757

Asset-Backed Ctfs./ Manufactured Housing - .5%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	328,560	347,950
Asset-Backed Ctfs. / Other - 7.5%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A, 3.92%, 2035	526,947	527,016
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5, 8.02%, 2031	99,856	103,725
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB4, Cl. AV1, 3.93%, 2035	133,256	133,336
First Franklin Mortgage Loan Asset-Backed Certificates,
Ser. 2005-FFH3, Cl. 2A1, 3.96%, 2035	370,000	370,223
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A, 3.92%, 2036	105,319	105,323
Morgan Stanley ABS Capital I:
Ser. 2005-WMC2, Cl. A2A, 3.91%, 2035	281,912	282,119
Ser. 2005-WMC6, Cl. A2A, 3.94%, 2035	344,318	344,526
Park Place Securities:
Ser. 2005-WHQ1, Cl. A3A, 3.94% 2035	257,892	258,127
Ser. 2005-WHQ2, Cl. A2A, 3.93%, 2035	261,704	261,912
Residential Asset Mortgage Products:
Ser. 2004-RS8, Cl. AI2, 3.81%, 2026	150,000	149,284
Ser. 2004-RS12, Cl. AII1, 3.96%, 2027	418,197f	418,610
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	180,000	176,075
Ser. 2005-RS2, Cl. AII1, 3.94%, 2035	215,248f	215,447
Ser. 2005-RS2, Cl. M2, 4.31%, 2035	210,000f	211,756
Ser. 2005-RS2, Cl. M3, 4.38%, 2035	70,000f	70,475
Ser. 2005-RS3, Cl. AIA1, 3.93%, 2035	242,210f	242,594
Ser. 2005-RZ1, Cl. A1, 3.93%, 2034	161,339f	161,468
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	820,000	814,263
Specialty Underwriting & Residential Finance:
Ser. 2004-BC4, Cl. A2A, 3.98%, 2035	432,703f	433,079
Ser. 2005-BC1, Cl. A1A, 3.94%, 2035	138,042f	138,142
Ser. 2005-BC2, Cl. A2A, 3.93%, 2035	161,431f	161,528
		5,579,028
Auto Manufacturing - .7%
DaimlerChrysler:
Notes, 4.05%, 2008	380,000	371,322
Notes, 4.875%, 2010	110,000	107,914
Delphi,
Notes, 6.55%, 2006	100,000c,d	74,000
		553,236
Banking - 3.8%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	140,000	144,550
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	300,000b	289,286
Credit Suisse First Boston,
Sub. Notes, 7.75%, 2006	250,000b	254,932
Crestar Capital Trust I,
Crestar Sec., 8.16%, 2026	340,000	364,797
Hibernia,
Sub. Notes, 5.35%, 2014	165,000	165,377
Industrial Bank Of Korea,
Sub. Notes, 4%, 2014	110,000	105,638
Sovereign Bancorp,
Sr. Notes, 4.15%, 2009	255,000b,f	255,159
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	210,000b	209,387
Washington Mutual,
Notes, 2.4%, 2005	270,000	269,636
Wells Fargo Capital I,
Bonds, 7.96%, 2026	165,000	176,522
Zions Bancorporation:
Sr. Notes, 2.7%, 2006	380,000	376,213
Sub. Notes, 6%, 2015	185,000	196,771

		2,808,268
Building & Construction - .6%
American Standard,
Sr. Notes, 7.375%, 2008	95,000	99,947
D.R. Horton,
Sr. Notes, 5.875%, 2013	180,000	176,777
Schuler Homes,
Notes, 10.5%, 2011	170,000	184,450
		461,174
Chemicals - 1.6%
ICI Wilmington,
Notes, 5.625%, 2013	145,000	146,594
International Flavors & Fragrance,
Notes, 6.45%, 2006	400,000	404,146
Lubrizol,
Debs., 6.5%, 2034	185,000c	194,614
RPM International:
Bonds, 6.25%, 2013	180,000	186,332
Sr. Notes, 4.45%, 2009	220,000	213,487
		1,145,173
Commercial & Professional Services - .9%
Aramark Services,
Sr. Notes, 6.375%, 2008	250,000	258,011
Sr. Notes, 7%, 2007	185,000	190,589
Erac USA Finance,
Notes, 7.95%, 2009	100,000b	111,139
R.R. Donnelley & Sons,
Notes, 5%, 2006	105,000	105,112
		664,851
Commercial Mortgage Pass - Through Ctfs. - 1.8%
Bear Stearns Commercial Mortgage Securities:
Ser. 1998-C1, Cl. A2, 6.44%, 2030	185,000	192,252
Ser. 2003-T12, Cl. A3, 4.24%, 2039	345,000	335,231
Ser. 2005-T18, Cl. A2, 4.556%, 2042	185,000	183,173
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	190,000b	202,411
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	170,000b	167,264
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B, 6.24%, 2031	150,000	156,261
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2, 6.71%, 2031	79,262	83,059
		1,319,651
Diversified Financial Services - 9.8%
Amvescap:
Notes, 4.5%, 2009	155,000	152,596
Sr. Notes, 5.9%, 2007	135,000	136,702
CIT,
Sr. Notes, 3.94%, 2008	275,000f	275,286
Capital One Bank,
Sub. Notes, 6.5%, 2013	165,000	177,269
Countrywide Home Loans:
Medium-Term Notes, Ser. J, 5.5%, 2006	145,000	146,199
Medium-Term Notes, Ser. L, 2.875%, 2007	400,000	390,864
Notes, 4.125%, 2009	190,000	184,683
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006	440,000b	435,212
Ford Motor Credit:
Notes, 4.83%, 2007	275,000f	268,159
Notes, 4.87%, 2007	160,000f	157,918
Notes, 5.625%, 2008	200,000c	189,119
Notes, 7.75%, 2007	335,000	339,166
Sr. Notes, 7.2%, 2007	365,000	367,233
GMAC:
Notes, 4.50875%, 2007	915,000f	899,597
Notes, 4.55875%, 2007	210,000f	204,312
Glencore Funding,

Notes, 6%, 2014	380,000b	360,567
HSBC Finance,
Sr. Notes, 4.22%, 2012	415,000f	415,637
Jefferies,
Sr. Notes, 7.75%, 2012	100,000	111,703
Leucadia National,
Sr. Notes, 7%, 2013	145,000	146,450
MBNA Capital,
Capital Sec., Ser. A, 8.278%, 2026	115,000	123,573
Mizuho JGB Investment,
Bonds, Ser. A, 9.87%, 2049	130,000b	145,124
Pemex Finance,
Ser. 1999-2, Cl. A1, 9.69%, 2009	400,000	434,390
Residential Capital:
Notes, 5.385%, 2007	455,000b,f	458,991
Notes, 6.375%, 2010	375,000b	380,289
St. George Funding,
Bonds, 8.485%, 2049	175,000b	192,101
Textron Financial,
Notes, 2.75%, 2006	230,000	227,746
		7,320,886
Diversified Metals & Mining - .9%
Falconbridge:
Bonds, 5.375%, 2015	35,000	34,103
Notes, 6%, 2015	220,000	224,596
International Steel,
Sr. Notes, 6.5%, 2014	160,000	159,200
Ispat Inland ULC
Secured Notes, 9.75%, 2014	50,000	58,250
Southern Peru Copper,
Notes, 7.5%, 2035	215,000b	216,013
		692,162

Electric Utilities - 3.9%
Ameren,
Bonds, 4.263%, 2007	305,000	302,424
Consumers Energy,
First Mortgage Bonds, Ser. B, 5.375%, 2013	365,000	369,543
Dominion Resources,
Sr. Notes, Ser. B, 4.3%, 2007	370,000e	370,108
FPL Energy National Wind,
Secured Notes, 5.608%, 2024	97,743b	97,419
FirstEnergy,
Notes, Ser. B, 6.45%, 2011	350,000	373,139
Northern States Power,
First Mortgage, 2.875%, 2006	190,000	187,663
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013	403,000	403,528
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	100,000	102,250
TXU:
Sr. Notes, Ser. J, 6.375%, 2006	185,000	187,936
Sr. Notes, Ser. O, 4.8%, 2009	305,000	295,395
Sr. Notes, Ser. P, 5.55%, 2014	205,000c	195,637
		2,885,042
Electrical & Electronics - .2%
Thomas & Betts,
Notes, 6.5%, 2006	160,000	160,514
Entertainment - .4%
Carnival,
Notes, 7.3%, 2007	175,000	181,910
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	125,000	125,000
		306,910
Environmental Control - .4%
Waste Management:
Sr. Notes, 6.5%, 2008	130,000	136,021
Sr. Notes, 7%, 2028	125,000	141,156
		277,177
Food & Beverages - .3%
Safeway,
Sr. Notes, 4.125%, 2008	130,000	126,544
Stater Brothers,
Sr. Notes, 8.125%, 2012	135,000	133,987
		260,531
Foreign / Governmental - 5.6%
Argentina Bonos,
Bonds, 4.005%, 2012	840,000f	677,460
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.822%, 2008	385,000f	385,963
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013 EUR	250,000	330,988
Bonds, Ser. 03, 4.75%, 2034 EUR	530,000	770,249
Bonds, Ser. 98, 4.125%, 2008 EUR	885,000	1,110,927
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009	110,000	108,716
Mexican Bonos,
Bonds, Ser. M, 9%, 2011 MXN	2,220,000	211,625
Republic of Brazil,
Bonds, 12.5%, 2016 BRL	985,000	425,765
Russian Federation,
Notes, 12.75%, 2028	60,000	113,273
		4,134,966
Gaming & Lodging - .2%
MGM Mirage,
Sr. Notes, 6%, 2009	135,000	133,987
Health Care - 1.1%
Coventry Health Care,
Sr. Notes, 5.875%, 2012	130,000	132,600
Medco Health Solutions,

Sr. Notes, 7.25%, 2013	368,000	406,183
UnitedHealth:
Sr. Notes, 5.2%, 2007	120,000	120,682
Sr. Notes, 7.5%, 2005	145,000	145,455
		804,920
Manufacturing - .5%
Bombardier:
Notes, 6.3%, 2014	220,000b	195,800
Notes, 7.45%, 2034	235,000b	199,750
		395,550
Media - 1.3%
Clear Channel Communications:
Notes, 4.25%, 2009	180,000	173,744
Sr. Notes, 4.5%, 2010	215,000	206,736
Liberty Media,
Notes, 3.5%, 2006	330,000	327,818
Media General,
Notes, 6.95%, 2006	70,000	70,987
Univision Communications,
Sr. Notes, 2.875%, 2006	200,000	196,093
		975,378
Oil & Gas - 1.2%
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	100,000b	97,494
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	380,000	371,674
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	285,000	317,063
Sempra Energy,
Sr. Notes, 4.621%, 2007	130,000	129,778
		916,009
Packaging & Containers - .2%
Sealed Air,
Bonds, 6.875%, 2033	170,000b	180,517
Paper & Forest Products - 1.7%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	180,000b	178,907
Georgia-Pacific:
Sr. Notes, 8%, 2024	165,000	182,738
Sr. Notes, 8.875%, 2010	175,000	196,000
Sappi Papier,
Notes, 6.75%, 2012	315,000b	320,836
Temple-Inland,
Notes, 5.003%, 2007	390,000	390,101
		1,268,582
Pipelines - .9%
Plains All American Pipeline Finance:
Sr. Notes, 5.625%, 2013	375,000	380,867
Sr. Notes, 5.875%, 2016	250,000	257,055
		637,922
Property Casualty Insurance - 1.3%
ACE Capital Trust II,
Capital Securities, 9.7%, 2030	210,000	277,679
Assurant,
Sr. Notes, 6.75%, 2034	85,000	91,736
Cincinnati Financial,
Sr. Notes, 6.125%, 2034	180,000	187,514
MBIA,
Sr. Notes, 5.7%, 2034	190,000	184,766
Nippon Life Insurance,
Notes, 4.875%, 2010	250,000b	247,923
		989,618
Real Estate Investment Trusts - 3.0%
Archstone-Smith Operating Trust:
Notes, 3%, 2008	140,000	133,434
Notes, 5.25%, 2015	60,000	59,820
Arden Realty,

Notes, 5.25%, 2015	165,000	162,084
Boston Properties,
Sr. Notes, 6.25%, 2013	90,000	95,516
Duke Realty:
Notes, 4.625%, 2013	140,000	134,554
Sr. Notes, 5.25%, 2010	230,000	232,544
EOP Operating:
Bonds, 7.875%, 2031	135,000	163,794
Sr. Notes, 7%, 2011	75,000	81,936
ERP Operating:
Notes, 4.75%, 2009	75,000	74,467
Notes, 5.125%, 2016	100,000	98,701
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	360,000	347,155
Mack-Cali Realty,
Notes, 5.05%, 2010	190,000	189,305
Regency Centers,
Bonds, 5.25%, 2015	200,000b	198,615
Simon Property:
Notes, 4.6%, 2010	160,000	157,943
Notes, 4.875%, 2010	105,000	104,643
		2,234,511
Residential Mortgage Pass- Through Ctfs. - 4.5%
Citigroup Mortgage Loan Trust:
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	205,000	200,724
Ser. 2005-WF2, Cl. AF2, 4.922%, 2035	185,000	184,859
Countrywide Alternative Loan Trust II,
Ser. 2005-J4, Cl. 2A1B, 3.95%, 2035	312,502f	312,296
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	1,150,411	1,170,705
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1, 4.484%, 2035	116,691f	113,961
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	225,000	220,206
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	170,000	167,758
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.93%, 2035	324761f	324,761
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.679%, 2035	450,000f	445,219
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2003-1, Cl. 2A9, 5.75%, 2033	220,000	222,345
		3,362,834

Retail - .2%
May Department Stores:
Notes, 3.95%, 2007	70,000	69,046
Notes, 5.95%, 2008	100,000	103,161
		172,207
State & Local Government - 2.2%
New Jersey Tobaco Settlement Financing:
Bonds, 5.75%, 2032	180,000	188,237
Bonds, 6.125%, 2042	1,120,000	1,204,750
New York Counties Tobacco Trust III,
Pass-Through Ctfs., Ser. B, 6%, 2027	265,000	262,313
		1,655,300
Structured Index - 1.7%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	1,315,000b,g	1,234,127
Technology - .5%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	100,000	105,500
Hewlett-Packard,
Notes, 5.75%, 2006	255,000	258,602
		364,102
Telecommunications - 3.5%
BellSouth,
Notes, 4.258%, 2006	375,000b	374,524
British Telecommunications,
Notes, 7.875%, 2005	180,000	181,232
Deutsche Telekom International Finance,
Bondes, 8.75%, 2030	210,000f	271,933
France Telecom,
Notes, 7.75%, 2011	160,000f	181,878
Nextel Communications,
Sr. Notes, 5.95%, 2014	140,000	143,504
Qwest:
Bank Note, Ser. A, 6.5%, 2007	167,200f	172,425
Bank Note, Ser. B, 6.95%, 2010	249,000f	247,444
Sr. Notes, 7.875%, 2011	90,000	94,275
Sprint Capital:
Notes, 8.75%, 2032	140,000	188,304
Sr. Notes, 6.125%, 2008	260,000	270,181
Telecom Italia Capital:
Notes, 4.48%, 2011	185,000f	185,244
Notes, 5.25%, 2015	335,000c	329,813
		2,640,757
Transportation - .3%
Ryder System,
Notes, 3.5%, 2009	195,000	186,378
U.S. Government - 17.2%
U.S. Treasury Bonds,
5.25, 11/15/2028	300,000	326,883
U.S. Treasury Inflation Protection Securities,
3%, 7/15/2012	1,290,000h	1,527,942
U.S. Treasury Notes:
2.5%, 9/30/2006	5,075,000	4,997,251
2.875%, 11/30/2006	125,000	123,247
3.5%, 2/15/2010	3,845,000	3,736,110
4.75%, 5/15/2014	2,035,000	2,097,149
		12,808,582
U.S. Government Agencies/Mortgage Backed - 32.1%
Federal Home Loan Mortgage Corp.:
Ser. 2586, Cl. WE, 4%, 12/15/2032	245,907	236,807
(Interest Only Obligations),
Ser. 2752, Cl. GM, 5%, 3/15/2026	3,000,000i	506,382
Federal National Mortgage Association:
4.5%	3,050,000j	2,987,078
5%	7,635,000j	7,545,195
5%, 9/1/2017	138,320	138,151
5.5%	3,795,000j	3,816,286

5.5%, 8/1/2034-5/1/2035	2,085,784	2,086,552
6%	2,175,000j	2,236,835
Government National Mortgage Association I:
5.5%, 3/15/2033	172,480	174,283
Ser. 2003-88, Cl. AC, 2.9141%, 6/16/2018	297,905	286,790
Ser. 2004-9, Cl. A, 3.36%, 8/16/2022	102,764	99,014
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023	278,261	269,077
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	293,137	281,139
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018	70,188	69,149
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019	420,097	404,760
Ser. 2004-67, Cl. A, 3.64%, 9/16/2017	217,493	212,322
Ser. 2004-77, Cl. A, 3.402%, 3/16/2020	237,514	230,158
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	287,548	281,179
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	475,000	468,336
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	246,610	242,042
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	247,250	243,050
Ser. 2005-50, Cl. A, 4.287%, 1/16/2030	174,238	170,739
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023	224,419	221,867
Ser. 2005-67, Cl. A, 4.217%, 6/16/2021	200,000	197,170
Ser. 2005-79, Cl. A, 3.98%, 12/15/2047	200,000	196,126
Government National Mortgage Association II:
3.5%, 7/20/2030	28,275f	28,539
6.5%, 7/20/2031-9/20/2031	221,357	229,310
7%, 7/20/2031	15,521	16,254
7.5%, 5/20/2031-8/20/2031	55,747	58,931
		23,933,521
Total Bonds and Notes
(Cost $90,075,500)		89,476,771

Preferred Stocks - .1%	Shares	Value ($)
Banking;
Sovereign Capital Trust IV,
Cum. Conv., $2.1875
(Cost $106,156)	2,150	95,406

	Face Amount
	Covered by
Options - .1%	Contracts ($)	Value ($)
Call Options- 0%
U.S. Treasury Notes, 3.875%, 9/15/2010
October 2005 @ 99.859375	3,010,000	235
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 100.09375	1,500,000	7,148
		7,383
Put Options- .1%
U.S. Treasury Notes, 4.125%, 5/15/2015
November 2005 @ 99.859375	3,010,000	41,623

Total Options
(cost$ 42,275)		49,006

	Principal
Short Term Investments - 1.9%	Amount	Value ($)
U.S. Treasury Bills:
3.22%, 12/29/2005	1,397,000	1,385,475
3.48%, 12/15/2005	50,000k	49,672
Total Short Term		1,435,147
(cost$ 1,435,099)

Investment of Cash Collateral for Securities Loaned - 1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advanatage Plus Fund
(Cost $1,209,550)	1,209,550l	1,209,550

Total Investments (cost $92,868,500)	123.9%	92,265,880

Liabilities, Less Cash and Receivables	-23.9%	(17,800,523)
Net Assets	100.0%	74,465,357

a	Principal amount stated in U.S. Dollars unless otherwised noted.
BRL - Brazilian Real
EUR - Euro
MXN - Mexican Peso
b	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $7,171,015 or 9.6% of net assets.
c	All or a portion of these securities are on loan.	At September 30, 2005, the total market value of the fund's securities on loan is $1,159,756 and the total market value of the collateral held by the fund is $1,209,550.
d	Non-income producting-security in default
e	The value of the securities has been determined in good faith under the director of the Board of Trustees.
f	Variable rate security--interest rate subject to periodic change.
g	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Notional face amount shown.
j	Purchased on a forward commitment basis.
k	Partially held by a broker as collateral for open financial futures position.
l	Investments in affiliated money market mutual funds

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT PORTFOLIOS - CORE BOND PORTFOLIO
Statement of Financial Futures
September 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	18	3,706,031	December-2005	(5,625)
U.S. Treasury 5 Year Notes	78	8,335,031	December-2005	(67,594)

Financial Futures Short
U.S. Treasury 10 Year Notes	30	3,297,656	December-2005	52,789
U.S. Treasury 30 Year Bonds	4	457,625	December-2005	7,625

				(12,805)

DREYFUS INVESTMENT PORTFOLIOS - CORE BOND PORTFOLIO
Statement of Options Written
September 30, 2005 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value($)

Call Options:
Dow Jones CDX.NA.IG.4
December 2005 @ .55	372,500	5,867
Dow Jones CDX.NA.IG.4
December 2005 @ .575	372,500	5,405
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 102.796875	150,000	1,680
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 101.546875	300,000	4,453
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 102.859375
Put Options:
U.S. Treasury Notes, 4.25%, 8/15/2015	150,000	8,985
December 2005 @ 98.046875

(Premuims received $38,394)

26,390

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.5%	Shares	Value($)

Basic Industries--1.8%
Bowater	10,600	299,662
Dow Chemical	7,200	300,024
E I Du Pont de Nemours & Co.	9,600	376,032
Rohm & Haas	8,900	366,057
		1,341,775

Beverages & Tobacco--2.1%
Altria Group	21,200	1,562,652

Broadcasting & Publishing--1.0%
Time Warner	40,700	737,077

Capital Goods--9.4%
Boeing	7,000	475,650
Cooper Industries, Cl. A	5,500	380,270
Eaton	8,500	540,175
Emerson Electric	12,100	868,780
General Electric	32,600	1,097,642
Tyco International	74,300	2,069,255
United Technologies	26,300	1,363,392
		6,795,164

Consumer Cyclical--.7%
Johnson Controls	8,200	508,810

Consumer Non-Durables--4.0%
Campbell Soup	12,400	368,900
Coca-Cola	8,800	380,072
Colgate-Palmolive	25,400	1,340,866
General Mills	17,400	838,680
		2,928,518

Consumer Services--8.5%
Clear Channel Communications	38,900a	1,279,421
Comcast, Cl. A	11,100a	326,118
CVS	16,400	475,764
Gap	17,300	301,539
Kohl's	6,800a	341,224
McDonald's	19,700	659,753
News, Cl. A	45,800	714,022
Omnicom Group	9,600	802,848
Viacom, Cl. B	17,000	561,170
Walt Disney	30,100	726,313
		6,188,172

Energy--13.4%
Apache	4,800b	361,056
BP, ADR	10,200	722,670
Burlington Resources	8,900	723,748
Chevron	22,900	1,482,317
ConocoPhillips	23,800	1,663,858
Exxon Mobil	48,304	3,069,236
Marathon Oil	15,700	1,082,201
Schlumberger	7,400	624,412
		9,729,498

Financial Services--23.7%
Bank of America	52,510	2,210,671
Capital One Financial	6,800	540,736
Citigroup	64,300	2,926,936
Countrywide Financial	13,300	438,634
Freddie Mac	16,600	937,236
Goldman Sachs Group	9,300	1,130,694
JPMorgan Chase & Co.	59,300	2,012,049
Merrill Lynch & Co.	23,700	1,453,995
Morgan Stanley	6,500	350,610
PNC Financial Services Group	6,500	377,130
St. Paul Travelers Cos.	20,300	910,861
SunTrust Banks	7,100	493,095
US Bancorp	19,400	544,752
Wachovia	18,800	894,692
Washington Mutual	19,200	753,024
Wells Fargo & Co.	21,300	1,247,541
		17,222,656

Health Care--6.7%
Abbott Laboratories	19,900	843,760
Boston Scientific	14,000a	327,180
Medco Health Solutions	8,100a	444,123
Pfizer	63,600	1,588,092
WellPoint	10,300a	780,946
Wyeth	19,200	888,384
		4,872,485

Insurance--7.6%
Allstate	6,100	337,269
American International Group	21,796	1,350,480
Chubb	6,500	582,075
Genworth Financial, Cl. A	39,600	1,276,704
PMI Group	20,400	813,348
Prudential Financial	17,400	1,175,544
		5,535,420

Merchandising--.6%
Estee Lauder Cos., Cl. A	12,300	428,409

Oil & Gas/Exploration & Production--.6%
Devon Energy	6,800	466,752

Technology--8.8%
Accenture, Cl. A	14,800a	376,808
Automatic Data Processing	28,000	1,205,120
Fairchild Semiconductor International	21,000a	312,060
Hewlett-Packard	45,600	1,331,520
International Business Machines	11,000	882,420
Microsoft	42,500	1,093,525
Motorola	25,700	567,713
Oracle	50,700a	628,173
		6,397,339

Telecommunications--.9%
Sprint Nextel	27,500	653,950

Transportation--1.2%
Union Pacific	11,700	838,890

Utilities--8.5%
ALLTEL	8,100	527,391
Constellation Energy Group	8,300	511,280
Edison International	9,300	439,704
Entergy	5,000	371,600
Exelon	15,400	822,976
FPL Group	8,300	395,080
PG & E	18,900	741,825
SBC Communications	65,200	1,562,844
Verizon Communications	9,750	318,728
Vodafone Group, ADR	18,200	472,654
		6,164,082

Total Common Stocks
(cost $62,434,950)		72,371,649

	Principal
Short-Term Investment--.9%	Amount ($)	Value ($)

Agency Discount Note;
Federal Home Loan Bank,
3.18%, 10/3/2005
(cost $640,887)	641,000	640,887

Investment Of Cash Collateral
for Securities Loaned--0%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $4,029)	4,029c	4,029

Total Investments (cost $63,079,866)	100.4%	73,016,565

Liabilities, Less Cash and Receivables	(.4%)	(296,491)

Net Assets	100.0%	72,720,074

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of this security is on loan. At September 30, 2005, the total market value of the portfolio's security on loan is $3,836 and the total market value of the collateral held by the portfolio is $4,029.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT PORTFOLIOS, EMERGING LEADERS PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Advertising--.7%
Arbitron	6,400	254,976

Aerospace & Defense--3.7%
AAR	40,000a	687,200
Armor Holdings	9,000a	387,090
DRS Technologies	6,100	301,096
		1,375,386

Air Freight--.1%
ABX Air	4,000a	32,800

Apparel--3.7%
Aeropostale	20,000a	425,000
Pacific Sunwear of California	22,500a	482,400
Quiksilver	17,700a	255,765
Talbots	6,200	185,504
		1,348,669

Automotive--.3%
Barnes Group	2,800	100,408

Banking--9.7%
Columbia Banking System	7,500	196,725
First Busey	3,800	73,986
Independent Bank/Michigan	6,825	198,198
MAF Bancorp	10,000	410,000
MainSource Financial Group	5,100	90,423
Mercantile Bank	4,115	176,081
Partners Trust Financial Group	53,630	617,818
Prosperity Bancshares	15,500	468,875
Provident New York Bancorp	41,000	478,470
R&G Financial, Cl. B	23,100	317,625
Renasant	2,800	88,620
Texas Regional Bancshares, Cl. A	16,000	460,640
		3,577,461

Biotechnology--.8%
Introgen Therapeutics	28,600a,b	149,292
Orchid Cellmark	16,400a	139,400
		288,692

Broadcasting--.9%
Spanish Broadcasting System, Cl. A	48,200a	346,076

Chemicals--1.3%
Airgas	16,500	488,895

Commercial & Professional Services--.1%
Geo Group	700a	18,550

Computer Communications--2.2%
Digi International	5,200a	55,796
Netgear	30,800a	741,048
		796,844

Consumer Products--1.0%
Fossil	20,000a	363,800

Consumer Services--.3%
Sotheby's Holdings, Cl. A	5,400a	90,288

Containers--1.2%
Crown Holdings	27,600a	439,944

Data Processing--1.8%
Global Payments	8,500	660,620

Distributors--.8%
Hughes Supply	8,500	277,100

Electric Utilities--1.9%
El Paso Electric	13,500a	281,475
Westar Energy	17,500	422,275
		703,750

Electrical Household Appliances--.2%
Conn's	2,000a	55,440

Electronic Production Equipment--1.8%
American Superconductor	6,500a	67,275
ATMI	19,500a	604,500
		671,775

Engineering & Construction--.9%
Washington Group International	6,400a	344,896

Environmental Services--.1%
American Ecology	2,200	43,164

Finance--4.0%
Accredited Home Lenders Holding	9,500	334,020
GATX	13,000	514,150
Nelnet, Cl. A	13,000a	494,130
Rent-Way	20,400a	140,148
		1,482,448

Financial Services--1.5%
National Financial Partners	12,500	564,250

Foods--1.5%
Ralcorp Holdings	13,500	565,920

Health Care--2.8%
Albany Molecular Research	15,800a	192,444
Computer Programs and Systems	1,100	37,994
Per-Se Technologies	4,700a	97,102
Rotech Healthcare	19,900a	471,630
TriZetto Group	17,300a	244,276
		1,043,446

Homebuilding--1.3%
Brookfield Homes	2,500	138,825
WCI Communities	11,500a	326,255
		465,080

Hotels, Resorts And Cruise Lines--2.1%
Intrawest	22,100	603,330
La Quinta	19,800a	172,062
		775,392

Household & Personal Products--1.7%
Playtex Products	58,400a	642,400

Industrial Machinery--1.1%
Bucyrus International, Cl. A	7,000	343,910
EnPro Industries	2,300a	77,487
		421,397

Information Technology--4.9%
Anteon International	6,500a	277,940
Intergraph	8,300a	371,093
ManTech International, Cl. A	6,000a	158,460
Perot Systems, Cl. A	21,300a	301,395
SYKES Enterprises	18,800a	223,720
Wind River Systems	37,500a	484,875
		1,817,483

Insurance-Multiline--1.5%
Max Re Capital	22,000	545,380

Insurance/Property & Casualty--.8%
Montpelier Re Holdings	12,500b	310,625

Internet Software--1.0%
InfoSpace	13,300a	317,471
Internet Capital Group	4,900a	43,169
		360,640

Machinery/Agricultural/Trucks--4.1%
AGCO	26,900a	489,580
Gardner Denver	3,900a	173,940
Manitowoc	6,300	316,575
Wabtec	19,800	540,144
		1,520,239

Medical Specialties--4.4%
Aspect Medical Systems	3,300a	97,779
Hologic	12,300a	710,325
Meridian Bioscience	3,150	65,205
Nektar Therapeutics	6,300a	106,785
Neurometrix	11,100a	330,447
OraSure Technologies	33,900a	319,677
		1,630,218

Medical/Nursing Services--2.0%
Chemed	16,600	719,444

Metal Fabricating--.4%
Minefinders	30,000a	146,400

Metals--1.6%
Agnico-Eagle Mines	38,500	570,185

Oil & Gas Production--5.5%
Comstock Resources	18,100a	593,861
Remington Oil & Gas	17,500a	726,250
Unit	13,000a	718,640
		2,038,751

Oil Drilling& Services--2.0%
Todco, Cl. A	17,400	725,754

Oil Well Equipment & Services--1.7%
Veritas DGC	16,800a	615,216

Personnel Services--.7%
Gentiva Health Services	3,600a	65,232
Hudson Highland Group	5,000a	124,850
Kforce	3,700a	38,110
Spherion	4,800a	36,480
		264,672

Pharmaceuticals--4.4%
Andrx	25,000a	385,750
First Horizon Pharmaceutical	25,900a	514,633
United Therapeutics	10,200a	711,960
		1,612,343

Real Estate Investment Trust--4.3%
Arbor Realty Trust	9,400	264,140
Boykin Lodging	13,400a	166,428
Equity Inns	19,800	267,300
FelCor Lodging Trust	17,900a	271,185
Gramercy Capital/New York	4,100	98,236
HomeBanc/Atlanta, GA	21,200	163,664
LTC Properties	7,900	167,480
National Health Investors	5,500	151,855
Universal Health Realty Income Trust	1,100	36,575
		1,586,863

Real Estate & Construction--.3%
Getty Realty	3,900	112,242

Recreational Products/Toys--.6%
WMS Industries	7,800a	219,414

Restaurants--.1%
AFC Enterprises	2,900	33,466

Semiconductors--1.7%
Power Integrations	19,000a	413,250
Sigmatel	11,000a	222,640
		635,890

Software--1.3%
Mapinfo	40,000a	490,000

Specialty Retail/Stores--2.2%
Asbury Automotive Group	2,800a	47,684
Hibbett Sporting Goods	4,050a	90,112
PETCO Animal Supplies	17,000a	359,720
Sonic Automotive	13,400	297,748
		795,264

Telecommunication Equipment--4.6%
Atheros Communications	42,500a	414,800
C-COR	5,300a	35,775
CommScope	12,400a	215,016
Comtech Telecommunications	11,700a	485,199
EndWave	12,000a,b	154,800
InterVoice	4,800a	43,248
SpectraLink	13,700	174,675
Symmetricom	19,500a	150,930
		1,674,443

Telecommunications--.2%
Alaska Communications Systems Group	6,600	75,504

Total Common Stocks
(cost $31,539,648)		36,740,303

Investment Of Cash Collateral
for Securities Loaned--1.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $676,600)	676,600c	676,600

Total Investments (cost $32,216,248)	101.6%	37,416,903

Liabilities, Less Cash and Receivable	(1.6%)	(588,541)

Net Assets	100.0%	36,828,362

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $614,717 and the total market value of the collateral held by the portfolio is $676,600.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS DISCOVERY PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--93.9%	Shares	Value ($)

Air Freight & Logistics--4.5%
Hub Group, Cl. A	17,003a	624,180
UTI Worldwide	7,255	563,713
		1,187,893
Application Software--3.1%
Epicor Software	62,153a	807,989

Asset Management & Custody Banks--2.0%
Affiliated Managers Group	7,112a	515,051

Automotive--1.3%
CSK Auto	22,313a	332,017

Banking/Thrifts & Mortgage Finance--1.3%
NewAlliance Bancshares	23,999	351,345

Biotechnology--1.3%
Alkermes	20,759a	348,751

Building Products--1.1%
NCI Building Systems	6,749a	275,292

Casinos & Gaming--4.3%
Scientific Games, Cl. A	5,640a	174,840
WMS Industries	34,249a	963,424
		1,138,264
Communications Equipment--.8%
Arris Group	18,403a	218,260

Computer Peripherals--.8%
Brocade Communications Systems	50,340a	205,387

Construction & Engineering--1.0%
Foster Wheeler	8,594a,b	265,469

Diversified Metals & Mining--2.3%
Alpha Natural Resources	14,330	430,473
Glamis Gold	8,346a	184,447
		614,920

Education--3.8%
Education Management	15,609a	503,234
Universal Technical Institute	13,907a	495,228
		998,462

Electronic Equipment Manufacturers--2.6%
Aeroflex	72,203a	675,820

General Merchandise Stores--1.0%
Tuesday Morning	10,316	266,875

Health Care & Related Products--2.5%
ev3	20,838	390,713
Gen-Probe	5,538a	273,854
		664,567

Healthcare Equipment--4.3%
I-Flow	29,393a	402,978
Kyphon	10,427a	458,162
Wright Medical Group	10,904a	269,111
		1,130,251

Home Furnishings--.4%
Tempur-Pedic International	8,031a,b	95,087

Hotels, Resorts & Cruise Lines--3.8%
Gaylord Entertainment	13,601a	648,088
Kerzner International	6,500a	361,075
		1,009,163

Human Resources--2.1%
Resources Connection	18,247a	540,659

Internet--2.4%
Websense	12,570a	643,710

Internet Software--5.0%
Digital River	22,503a	784,230
Digitas	46,923a	533,045
		1,317,275

IT Consulting & Services--1.2%
Kanbay International	17,085a	321,198

Leisure Facilities--1.1%
Life Time Fitness	8,538a	282,949

Leisure Products--1.5%
Marvel Entertainment	21,798a	389,530

Medical/Biotechnology--.3%
Integra LifeSciences Holdings	2,287a	87,501

Multi-Line Insurance--1.1%
HCC Insurance Holdings	10,281	293,317

Oil & Gas/Exploration & Production--3.0%
KFX	19,010a	325,451
Quicksilver Resources	9,599a	458,736
		784,187

Oil & Gas/Drilling & Equipment--3.1%
Patterson-UTI Energy	22,910	826,593

Oil & Gas/Equipment & Services--3.5%
Grant Prideco	16,853a	685,074
Superior Energy Services	9,721a	224,458
		909,532

Pharmaceuticals--7.7%
Endo Pharmaceuticals Holdings	17,426a	464,751
Impax Laboratories	29,284a	355,215
Inspire Pharmaceuticals	16,269a	123,644
MGI Pharma	23,175a	540,209
Salix Pharmaceuticals	25,616a	544,340
		2,028,159

Restaurants--1.8%
Red Robin Gourmet Burgers	10,533a	482,833

Retail/Specialty Apparel--.8%
Pacific Sunwear of California	9,391a	201,343

Retailing--.5%
Hot Topic	8,741a	134,262

Semiconductor/Equipment--1.5%
Entegris	35,399a	400,009

Semiconductors--3.3%
Intersil, Cl. A	14,767	321,625
RF Micro Devices	47,164a	266,477
Trident Microsystems	9,121a	290,139
		878,241

Specialty Retail/Stores--2.5%
Guitar Center	11,895a	656,723

Systems Software--1.7%
Macrovision	22,801a	435,499

Technology--1.2%
Jamdat Mobile	14,665b	307,965

Trading Companies & Distributors--3.3%

Hughes Supply	26,990	879,874

Transportation-Marine--1.8%
Diana Shipping	12,000b	198,000
Dryships	16,625b	286,449
		484,449

Trucking--1.3%
JB Hunt Transport Services	9,779	185,899
Old Dominion Freight Line	4,473a	149,801
		335,700
Total Common Stocks
(cost $21,865,125)		24,722,371

	Principal
Short-Term Investments--5.7%	Amount ($)	Value ($)

Commercial Paper;
CAFCO,
3.86%, 10/3/2005
(cost $1,499,678)	1,500,000c	1,500,000

Investment Of Cash Collateral
for Securities Loaned--4.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,193,131)	1,193,131d	1,193,131

Total Investments (cost $24,557,934)	104.1%	27,415,502

Liabilities, Less Cash and Receivables	(4.1%)	(1,070,782)

Net Assets	100.0%	26,344,720

[a] Non-income producing
[b] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $1,143,069 and the total market value of the collateral held by the portfolio is $1,193,131.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2005, this security amounted to $1,500,000 or 5.7% of net assets.
[d] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--94.2%	Shares	Value ($)

Airlines--.8%
AMR	13,869a,b	155,055

Application Software--2.5%
Autodesk	5,925	275,157
SAP, ADR	4,374	189,526
		464,683

Asset Management & Custody Banks--1.6%
Northern Trust	4,233	213,978
State Street	1,696	82,968
		296,946

Auto Parts--.3%
Autoliv	1,089	47,372

Banking-Thrifts & Mortgage Finance--.9%
PMI Group	4,027	160,556

Biotechnology--3.4%
Amgen	3,209a	255,661
Genentech	1,559a	131,283
Genzyme	1,287a	92,201
MedImmune	4,497a	151,324
		630,469

Broadcasting & Cable TV--3.8%
Clear Channel Communications	4,680	153,925
Comcast, Cl. A (Special)	13,028a	374,946
EchoStar Communications, Cl. A	4,171	123,337
XM Satellite Radio Holdings, Cl. A	1,766a	63,417
		715,625

Casinos & Gaming--.8%
Harrah's Entertainment	1,464	95,438
International Game Technology	2,108	56,916
		152,354

Communications Equipment--1.9%
Cisco Systems	7,722	138,455
Motorola	7,629	168,525
QUALCOMM	1,189	53,208
		360,188

Computer Hardware--3.5%
Apple Computer	4,516a	242,103
International Business Machines	5,212	418,107
		660,210

Computer Software/Services--1.6%
Electronic Arts	3,734a	212,427
Pixar	2,131a	94,851
		307,278

Computers--2.0%
EMC/Massachusetts	18,163a	235,029
SanDisk	2,952a	142,434
		377,463

Consumer Products--.7%
Harman International Industries	1,246	127,428

Data Processing--.7%
Automatic Data Processing	3,152	135,662

Department Stores--.8%
JC Penney	1,237	58,659
Kohl's	1,689a	84,754
		143,413

Diversified Financial Services--.8%
Wells Fargo & Co.	2,613	153,043

Electronic Components & Equipment--1.4%
Emerson Electric	3,634	260,921

Electronic Technology--1.0%
ASML Holding (New York Reg. Shares)	11,452a	189,073

Electronics--.5%
Agilent Technologies	3,108a	101,787

Entertainment/Media--4.6%
DreamWorks Animation SKG, Cl. A	3,472a	96,036
Time Warner	20,223	366,239
Viacom, Cl. B	5,786	190,996
Walt Disney	8,920	215,240
		868,511

Exchange Traded--4.9%
iShares Russell 1000 Growth Index Fund	5,761	286,725
Nasdaq-100 Index Tracking Stock	6,127b	241,771
Standard & Poor's Depository Receipts (Trust Serie	3,123b	384,254
		912,750

Financial--1.7%
American Eagle Outfitters	4,256	100,144
JPMorgan Chase & Co.	4,181	141,861
SLM	1,479	79,334
		321,339

Food Retailing--1.5%
Safeway	10,922	279,603

General Merchandise Stores--1.7%
Dollar General	9,744	178,705
Target	2,611	135,589
		314,294

Health Care--1.2%
Aetna	1,218	104,919
Omnicare	2,113	118,814
		223,733

Healthcare Equipment--.7%
Medtronic	1,328	71,207
Varian Medical Systems	1,356a	53,576
		124,783

Home Improvement--.7%
Home Depot	3,523	134,367

Hotels, Resorts And Cruise Lines--1.0%
Carnival	940	46,981
Starwood Hotels & Resorts Worldwide	2,414	138,008
		184,989

Household Products--3.0%
Clorox	2,506	139,183
Colgate-Palmolive	7,974	420,947
		560,130

Industrial Conglomerates--3.0%
General Electric	16,488	555,151

Information Technology--1.6%
Accenture, Cl. A	11,400a	290,244

Insurance-Life/Health--.0%
AFLAC	23	1,042

Insurance-Multiline--.4%
American International Group	1,241	76,892

Insurance-Property & Casualty--1.1%
Allstate	3,600	199,044

Integrated Oil & Gas--1.5%
ConocoPhillips	954	66,694
Exxon Mobil	3,401	216,100
		282,794

Internet--.3%
Expedia	2,566a	50,832

Internet Software--1.1%
Google, Cl. A	321	101,584
Yahoo!	3,077a	104,126
		205,710

Investment Bankers/Brokers--1.4%
Goldman Sachs Group	1,409	171,306
Morgan Stanley	1,527	82,366
		253,672

Leisure Facilities--.5%
Royal Caribbean Cruises	2,260b	97,632

Personal Products--1.8%
Gillette	5,836	339,655

Pharmaceutical--6.8%
Abbott Laboratories	3,153	133,687
Eli Lilly & Co.	1,329	71,128
Johnson & Johnson	6,009	380,250
MGI Pharma	7,019a	163,613
Pfizer	7,142	178,336
Wyeth	7,466	345,452
		1,272,466

Railroads--1.8%
Union Pacific	4,672	334,982

Retail-Computers & Electronics--.5%
Best Buy	2,005	87,278

Semiconductor/Equipment--1.0%
KLA-Tencor	1,313	64,022
Lam Research	3,825a	116,548
		180,570

Semiconductors--7.5%
ATI Technologies	3,015a	42,029
Broadcom, Cl. A	4,043a	189,657
Intel	5,717	140,924
Linear Technology	10,095	379,471
Marvell Technology Group	1,500a	69,165
Maxim Integrated Products	9,030b	385,130
Xilinx	6,851	190,800
		1,397,176

Soft Drinks--1.2%
Coca-Cola	5,220	225,452

Specialty Chemicals--1.3%
Sigma-Aldrich	3,868	247,784

Specialty Retail/Stores--1.5%
Office Depot	1,723a	51,173
PetSmart	2,260	49,223
Tiffany & Co.	4,327	172,085
		272,481

Steel--.5%
Nucor	1,658	97,805

Systems Software--7.4%
Adobe Systems	6,981a	208,383
Microsoft	35,522	913,981
Oracle	5,473a	67,810
Symantec	8,623a	195,397
		1,385,571

Telecommunication Services--1.1%
ALLTEL	1,693	110,231
Sprint Nextel	3,704	88,081
		198,312

Trading Companies & Distributors--.9%
WW Grainger	2,768	174,163

Total Common Stocks
(cost $15,704,073)		17,590,733

	Principal
Short Term Investment--6.4%	Amount ($)	Value ($)

Commercial Paper;
Cafco LLC,
3.86%, 10/3/2005
(cost $1,199,743)	1,200,000c	1,200,000

Investment Of Cash Collateral
for Securities Loaned--3.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $726,890)	726,890d	726,890

Total Investments (cost $17,630,706)	104.5%	19,517,623

Liabilities, Less Cash and Receivables	(4.5%)	(838,602)

Net Assets	100.0%	18,679,021

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $720,471 and the total market value of the collateral held by the portfolio is $726,890.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2005, this security amounted to $1,200,000 or 6.4% of net assets.
[d] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Investment Portfolios, Founders International Equity Portfolio
Statement of Investments
September 30, 2005 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Australia--3.5%
BHP Billiton	11,120	188,707
BlueScope Steel	7,370	53,738
Oil Search	16,480	48,643
Rinker Group	4,950	62,595
		353,683

Belguim--1.3%
InBev	3,360	132,969

Canada--5.9%
Canadian National Railway	1,440	102,273
Gildan Activewear	2,100a	80,106
Husky Energy	1,700	94,498
Nortel Networks	15,300a	50,183
Research In Motion	470a	32,086
Sun Life Financial	1,550	58,245
TELUS	4,000	167,045
		584,436

Denmark--2.3%
AP Moller - Maersk	13	132,803
Novo-Nordisk, Cl. B	1,850	91,513
		224,316

Finland-- 1.8%
Fortum	2,900	58,237
Nokia	7,000	117,340
		175,577

France-- 10.1%
BNP Paribas	1,406	106,938
Bouygues	1,630	75,796
France Telecom	1,550	44,509
Renault	1,300	123,184
Sanofi-Aventis	1,910	157,903
Schneider Electric	580	45,822
Societe Generale	1,000	114,177
Total	681	185,973
Vivendi Universal	4,740	154,808
		1,009,110

Germany--7.3%

BASF	1,600	120,250
Continental	1,910	156,824
Deutsche Telekom	2,850	51,852
E.ON	1,330	122,508
Merck	620	52,114
SAP	480	83,001
Schering	780	49,458
ThyssenKrupp	4,230	88,354
		724,361

Greece--1.0%
Coca-Cola Hellenic Bottling	3,300	95,873

Hong Kong--1.7%
China Mobile (Hong Kong)	33,800	165,782

Italy--2.8%
Banca Intesa	20,660	96,331
Davide Campari-Milano	6,300	47,273
ENI	3,010	89,438
Mediaset	4,030	47,710
		280,752

Japan--20.7%
Canon	3,000	162,026
Eisai	2,800	119,647
Fujitsu	12,000	79,084
Honda Motor	2,800	158,379
Hoya	1,000	33,216
Hoya W/I	3,000	102,026
JFE Holdings	3,600	117,040
Kawasaki Kisen Kaisha	7,000	50,511
Matsushita Electric Industrial	3,000	50,828
Mazda Motor	25,000	109,691
Mitsubishi	12,000	236,828
Mitsui & Co.	7,000	87,639
Ono Pharmaceutical	2,000	93,216
Santen Pharmaceutical	2,300	59,476
Sanyo Shinpan Finance	900	73,110
Sumitomo Electric Industries	10,600	142,890
Sumitomo Rubber Industries	5,000	59,427
Takeda Pharmaceutical	2,400	142,943
TV Asahi	26	66,203
Yamada Denki	1,600	121,656
		2,065,836

Netherlands--2.4%
ING Groep	6,220	185,343
Royal Dutch Shell, Cl. A	1,750	57,807
		243,150

Norway--1.5%

Norsk Hydro	540	60,452
Orkla	2,350	89,188
		149,640

Singapore--.6%
Keppel	7,900	59,297

Spain--3.3%
ACS	2,800	81,650
Banco Santander Central Hispano	3,880	50,996
Gestevision Telecinco	2,520	52,727
Repsol YPF	4,310	139,728
		325,101

Sweden--3.3%
Telefonaktiebolaget LM Ericsson, Cl. B	46,300	169,076
Volvo, Cl. B	3,700	161,135
		330,211

Switzerland--8.2%
Baloise Holding	900	45,209
Compagnie Financiere Richemont (Units), Cl. A	3,530	139,809
Credit Suisse Group	3,360	148,785
Logitech International	1,550a	62,707
Nestle	370	108,369
Novartis	3,130	158,798
Roche Holding	390	53,955
UBS	578	49,510
Zurich Financial Services	290	49,416
		816,558

United Kingdom--19.4%
AstraZeneca	4,850	225,396
Aviva	3,900	42,818
BAE Systems	11,830	71,670
Barclays	4,759	48,094
BP	14,723	174,887
British American Tobacco	6,790	142,628
BT Group	11,440	44,843
Diageo	6,600	94,869
Friends Provident	17,540	57,849
HBOS	2,950	44,407
International Power	14,160	62,060
Old Mutual	22,050	53,959
SABMiller	2,530	49,039
Sage Group	13,230	53,784
Shire Pharmaceuticals	4,820	58,615
Standard Chartered	2,420	52,199
Tesco	19,010	103,769
Vodafone Group	136,420	354,891
Xstrata	7,600	196,906

		1,932,683
Total Common Stocks
(cost $7,085,225)		9,669,335
Preferred Stocks--.5%
Germany
Fresenius
Total Preferred Stocks
(cost $49,246)	390	54,049
Total Investments (cost $7,134,471)	97.6%	9,723,384
Cash and Receivables (Net)	2.4%	234,362
Net Assets	100.0%	9,957,746

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
STATEMENT OF INVESTMENTS
September 30,2005 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Auto Parts/Replacements--.4%
Genuine Parts	37,000	1,587,300

Coal--1.2%
Peabody Energy	65,000	5,482,750

Consumer Cyclical--12.8%
Abercrombie & Fitch, Cl. A	65,600	3,270,160
Aeropostale	76,800a	1,632,000
American Eagle Outfitters	154,500	3,635,385
Applebee's International	104,900	2,170,381
Autoliv	47,000	2,044,500
Bandag	49,200	2,108,712
Barnes & Noble	69,200	2,608,840
CDW	82,800	4,878,576
Chico's FAS	77,000a	2,833,600
Choice Hotels International	34,900	2,255,936
Claire's Stores	115,800	2,794,254
HNI	41,800	2,517,196
Harman International Industries	36,300	3,712,401
Hibbett Sporting Goods	57,150a	1,271,588
K-Swiss, Cl. A	52,200	1,543,554
Michaels Stores	111,600	3,689,496
Pacific Sunwear of California	78,600a	1,685,184
Penn National Gaming	78,400a	2,439,024
Polaris Industries	34,500	1,709,475
Sonic	53,700a	1,468,695
Toro	43,200	1,588,032
Whole Foods Market	40,300	5,418,335
		57,275,324

Consumer Staples--2.2%
Gold Kist	156,600a	3,061,530
Hormel Foods	140,600	4,638,394
Pilgrim's Pride	61,400b	2,234,960
		9,934,884

Energy--10.4%
Energen	46,000	1,989,960
Hydril	44,800a	3,075,072
Lone Star Technologies	46,500a	2,584,935
Newfield Exploration	82,600a	4,055,660
NiSource	97,000	2,352,250
Noble Energy	80,200	3,761,380

ONEOK	73,400	2,497,068
Patterson-UTI Energy	140,500	5,069,240
Pioneer Natural Resources	65,800	3,613,736
Plains Exploration & Production	81,300a	3,481,266
Pride International	172,400a	4,915,124
Questar	48,700	4,291,444
Sunoco	19,500	1,524,900
Tesoro	31,100	2,091,164
UGI	54,200	1,525,730
		46,828,929

Health Care--11.6%
Apria Healthcare Group	29,000a	925,390
Barr Pharmaceuticals	76,700a	4,212,364
Cephalon	45,400a	2,107,468
Covance	51,400a	2,466,686
Coventry Health Care	30,900a	2,658,018
Dade Behring Holdings	54,400	1,994,304
Diagnostic Products	40,000	2,109,200
Endo Pharmaceuticals Holdings	59,000a	1,573,530
First Horizon Pharmaceutical	74,500a,b	1,480,315
Hospira	68,300a	2,798,251
Humana	53,000a	2,537,640
Invitrogen	54,600a	4,107,558
Kindred Healthcare	47,300a	1,409,540
Magellan Health Services	48,300a	1,697,745
PacifiCare Health Systems	38,500a	3,071,530
PerkinElmer	75,900	1,546,083
Sepracor	70,400a	4,152,896
Sybron Dental Specialties	56,300a	2,340,954
Thermo Electron	89,400a	2,762,460
United Therapeutics	25,300a,b	1,765,940
Varian Medical Systems	116,100a	4,587,111
		52,304,983

Interest Sensitive--17.1%
Allmerica Financial	88,500a	3,640,890
AMB Property	48,800	2,191,120
American Financial Group	115,000	3,901,950
AmeriCredit	153,400a,b	3,661,658
Apollo Investment	108,100	2,140,380
Bank of Hawaii	74,300	3,657,046
BankAtlantic Bancorp, Cl. A	129,000	2,191,710
CBL & Associates Properties	38,100	1,561,719
Colonial BancGroup	143,600	3,216,640
Dime Bancorp (Warrants)	19,900a	3,184
Downey Financial	31,900b	1,942,710
Edwards (A.G.)	70,200	3,075,462
Federal Realty Investment Trust	42,400	2,583,432
First Marblehead	25,500b	647,700
FirstFed Financial	57,000a	3,067,170
IndyMac Bancorp	64,300	2,544,994

Investors Financial Services	82,100	2,701,090
La Quinta	201,100a	1,747,559
Lincoln National	59,900	3,115,998
Mercury General	35,000	2,099,650
National Financial Partners	52,100	2,351,794
New Century Financial	44,400b	1,610,388
Philadelphia Consolidated Holding	13,879a	1,178,327
ProAssurance	36,100a	1,684,787
Regency Centers	41,000b	2,355,450
Selective Insurance Group	41,800b	2,044,020
State Auto Financial	65,800	2,081,912
SVB Financial Group	56,700a	2,757,888
T. Rowe Price Group	35,000	2,285,500
Unitrin	54,900	2,605,554
Weingarten Realty Investors	85,300	3,228,605
Wilmington Trust	75,500	2,751,975
		76,628,262

Investment Companies--.4%
Legg Mason	18,000	1,974,420

Producer Goods--14.6%
Brady, Cl. A	56,000	1,732,640
CH Robinson Worldwide	32,400	2,077,488
CNF	60,700	3,186,750
Eagle Materials	20,700	2,512,359
Energizer Holdings	48,900a	2,772,630
Florida Rock Industries	37,350	2,393,761
FMC	63,000a	3,604,860
Graco	51,800	1,775,704
JB Hunt Transport Services	193,600	3,680,336
Joy Global	49,700	2,507,862
Lennar, Cl. A	101,000	6,035,760
Lyondell Chemical	92,900	2,658,798
Nucor	41,200	2,430,388
Overseas Shipholding Group	57,800	3,371,474
Potlatch	43,000	2,241,160
Quanex	36,000	2,383,920
Rockwell Automation	38,400	2,031,360
Sherwin-Williams	42,200	1,859,754
Sigma-Aldrich	36,100	2,312,566
Silgan Holdings	52,600	1,749,476
Standard-Pacific	65,400	2,714,754
Stanley Works	57,300	2,674,764
Teledyne Technologies	58,300a	2,009,601
Teleflex	32,500	2,291,250
Toll Brothers	54,800a	2,447,916
		65,457,331

Restaurants--.4%
Domino's Pizza	80,400	1,874,928

Retail Stores--.5%
Guitar Center	43,500a	2,401,635

Services--9.9%
Bright Horizons Family Solutions	39,200a	1,505,280
Catalina Marketing	68,400	1,555,416
Cognizant Technology Solutions, Cl. A	97,300a	4,533,207
Copart	124,100a	2,962,267
Corporate Executive Board	30,600	2,386,188
Cox Radio, Cl. A	91,900a	1,396,880
Education Management	65,000a	2,095,600
Equifax	69,900	2,442,306
Gemstar-TV Guide International	296,700a	878,232
Getty Images	30,900a,b	2,658,636
Global Payments	43,200	3,357,504
ITT Educational Services	53,300a	2,630,355
John H. Harland	43,200	1,918,080
NAVTEQ	27,900a	1,393,605
NII Holdings	21,700a	1,832,565
ProQuest	39,600a	1,433,520
Republic Services	94,200	3,324,318
Rollins	66,000	1,288,320
Washington Post, Cl. B	5,800	4,654,500
		44,246,779

Technology--12.6%
ADTRAN	36,800	1,159,200
Amphenol, Cl. A	81,400	3,283,676
Arrow Electronics	158,200a	4,961,152
Autodesk	77,500	3,599,100
Avnet	124,000a	3,031,800
Cymer	56,300a	1,763,316
ESCO Technologies	46,000a	2,303,220
Freescale Semiconductor, Cl. B	114,600a	2,702,268
Harris	146,000	6,102,800
Imation	54,700	2,344,989
Intuit	47,000a	2,106,070
Komag	70,500a	2,253,180
Lam Research	70,400a	2,145,088
Microchip Technology	67,400	2,030,088
National Semiconductor	83,700	2,201,310
Novell	287,500a	2,141,875
SanDisk	72,000a	3,474,000
Sybase	96,200a	2,253,004
Tech Data	65,600a	2,408,176
Transaction Systems Architects	87,500a	2,436,875
Western Digital	152,000a	1,965,360
		56,666,547

Utilities--5.3%
Black Hills	82,700	3,586,699
CenturyTel	83,100	2,906,838
Great Plains Energy	104,900	3,137,559
NRG Energy	63,000a	2,683,800
OGE Energy	21,600	606,960
Pinnacle West Capital	53,600	2,362,688
SCANA	100,500	4,245,120
WPS Resources	69,900	4,040,220
		23,569,884
Total Common Stocks
(cost $391,498,781)		446,233,956

	Principal
Short-Term Investment--0.4%	Amount ($)	Value ($)

Repurchase Agreement;
Greenwich Capital Markets,
3.30%, dated 9/30/2005, due 10/3/2005
in the amount of $1,900,523 (fully
collateralized by $1,960,000 of Federal
Home Loan Mortgage Corp., Notes, 3.625%,
due 2/15/2008, value $1,938,282)
(cost $1,900,000)	1,900,000	1,900,000

Investment Of Cash Collateral
for Securities Loaned--2.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,454,768)	11,454,768c	11,454,768

Total Investments (cost $404,853,549)	102.4%	459,588,724

Liabilities, Less Cash and Receivables	(2.4%)	(10,610,395)

Net Assets	100.0%	448,978,329

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $11,153,153 and the total market value of the collateral held is $11,454,768.
[c] Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT PORTFOLIOS, SMALL CAP STOCK INDEX PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.9%	Shares	Value($)

Consumer Cyclical--14.8%
Aaron Rents	33,100	700,065
Action Performance Cos.	10,500a	131,250
Albany International, Cl. A	24,000	884,880
Angelica	6,800	121,380
Applica	11,000b	18,370
Arctic Cat	14,400	295,776
Argosy Gaming	22,700b	1,066,673
Ashworth	7,000b	47,810
Audiovox, Cl. A	16,300b	227,874
Aztar	26,000b	801,060
Bally Total Fitness Holdings	14,500b	64,815
Bassett Furniture Industries	9,100	169,442
Brown Shoe	14,900	491,700
Burlington Coat Factory Warehouse	13,000	494,520
Casey's General Stores	40,400	937,280
Cato, Cl. A	27,250	543,093
CEC Entertainment	26,750b	849,580
Children's Place Retail Stores	17,600b	627,264
Christopher & Banks	25,950	359,927
Coachmen Industries	6,500	74,685
Cost Plus	12,500b	226,875
CPI	5,200	91,468
Department 56	14,200b	177,500
Dress Barn	16,500b	375,540
Electronics Boutique Holdings	9,000b	565,560
Ethan Allen Interiors	27,900	874,665
Fedders	5,000a	10,700
Finish Line, Cl. A	35,000	510,650
Fleetwood Enterprises	33,100b	407,130
Fossil	36,500b	663,935
Fred's	25,100	314,001
Frontier Airlines	22,000b	215,160
GameStop, Cl. B	39,000b	1,107,210
Genesco	19,600b	729,904
Goody's Family Clothing	19,000	143,830
Great Atlantic & Pacific Tea	11,500b	326,140
Group 1 Automotive	17,100b	471,960
Guitar Center	20,900b	1,153,889
Gymboree	17,100b	233,244
Haggar	2,200	62,546
Hancock Fabrics/DE	6,200a	41,726
Haverty Furniture Cos.	19,300	236,039
Hibbett Sporting Goods	30,600b	680,850
Hot Topic	32,870b	504,883
IHOP	14,700	598,878
Insight Enterprises	35,100b	652,860
Interface, Cl. A	30,300b	250,278

J. Jill Group	11,300b	178,766
Jack in the Box	28,000b	837,480
JAKKS Pacific	22,900b	371,667
Jo-Ann Stores	17,525b	303,183
K-Swiss, Cl. A	23,200	686,024
K2	33,300b	379,620
Kellwood	19,900	514,415
La-Z-Boy	35,100a	462,969
Landry's Restaurants	12,500	366,250
Linens 'n Things	31,700b	846,390
Lone Star Steakhouse & Saloon	16,100	418,600
Long's Drug Stores	22,300	956,447
Marcus	16,000	320,640
Men's Wearhouse	41,300b	1,102,710
Mesa Air Group	28,000a,b	231,000
Midas	12,000b	238,560
Monaco Coach	19,000	280,060
Movie Gallery	22,800	236,892
Multimedia Games	20,400a,b	198,084
National Presto Industries	3,600	154,116
Nautilus	27,000	595,890
O'Charleys	17,300b	247,563
Oshkosh Truck	56,400	2,434,224
Oxford Industries	10,600	478,272
PF Chang's China Bistro	19,100a,b	856,253
Panera Bread, Cl. A	23,300a,b	1,192,494
Papa John's International	11,500b	576,380
Peet's Coffee & Tea	10,000b	306,200
PEP Boys-Manny, Moe & Jack	36,200a	501,008
Phillips-Van Heusen	29,000	899,580
Pinnacle Entertainment	27,000b	494,910
Polaris Industries	33,500a	1,659,925
Quiksilver	92,000b	1,329,400
Rare Hospitality International	25,050b	643,785
Red Robin Gourmet Burgers	10,800b	495,072
Russ Berrie & Co.	10,300	145,436
Russell	23,400	328,536
Ryan's Restaurant Group	30,400b	354,768
School Specialty	17,100b	834,138
SCP Pool	41,325	1,443,482
Select Comfort	29,400b	587,412
ShopKo Stores	22,100b	563,992
Shuffle Master	26,950b	712,288
Skywest	42,700	1,145,214
Sonic	46,250b	1,264,938
Sonic Automotive	27,000	599,940
Stage Stores	19,900	534,713
Standard Motor Products	7,500	60,825
Steak N Shake	20,300b	368,445
Stein Mart	24,000	487,200
Stride Rite	28,500	365,370
Sturm Ruger & Co.	17,400	160,080
Superior Industries International	18,000a	387,360
TBC	17,400b	600,126
Too	25,200b	691,236

Toro	34,200	1,257,192
Tractor Supply	25,300b	1,154,945
Triarc Cos., Cl. B	40,000a	610,800
Wabash National	24,800a	487,568
Winnebago Industries	27,000	782,190
WMS Industries	16,900b	475,397
Wolverine World Wide	45,000	947,250
Zale	38,100b	1,035,558
		60,716,093

Consumer Staples--2.3%
Alliance One International	63,600	225,144
American Italian Pasta, Cl. A	14,200a	151,372
Corn Products International	55,600	1,121,452
Delta & Pine Land	27,300	720,993
Flowers Foods	44,000	1,200,320
Hain Celestial Group	22,900b	444,260
J & J Snack Foods	6,700	387,260
Lance	23,600	412,056
Libbey	10,300	156,560
Nash Finch	11,300	476,747
Performance Food Group	29,000b	915,240
Ralcorp Holdings	21,900b	918,048
Sanderson Farms	11,400	423,624
TreeHouse Foods	22,500b	604,800
United Natural Foods	28,400b	1,004,224
WD-40	12,800	339,328
		9,501,428

Energy--11.3%
American States Water	10,950	366,387
Atmos Energy	63,000	1,779,750
Atwood Oceanics	10,400b	875,784
Cabot Oil & Gas	36,600	1,848,666
Cal Dive International	30,300b	1,921,323
CARBO Ceramics	14,000	923,860
Cascade Natural Gas	7,500	163,275
Cimarex Energy	63,500b	2,878,455
Dril-Quip	5,500b	264,000
Energen	56,300	2,435,538
Frontier Oil	43,800	1,942,530
Headwaters	32,000a,b	1,196,800
Hydril	16,100b	1,105,104
Laclede Group	16,300	529,587
New Jersey Resources	21,000	965,580
Northwest Natural Gas	20,700	770,454
Oceaneering International	20,000b	1,068,200
Penn Virginia	13,500	779,085
Petroleum Development	14,000b	536,760
Piedmont Natural Gas	58,500	1,472,445
Remington Oil & Gas	21,000b	871,500
Southern Union	76,843b	1,980,247
Southwest Gas	28,700	786,093
Southwestern Energy	62,000b	4,550,800
Spinnaker Exploration	20,500b	1,326,145
St. Mary Land & Exploration	42,500	1,555,500
Stone Energy	21,200b	1,294,048
Swift Energy	21,300b	974,475
Tetra Technologies	22,800b	711,816
UGI	81,000	2,280,150
Unit	36,000b	1,990,080
Veritas DGC	24,900b	911,838
Vintage Petroleum	41,000	1,872,060
W-H Energy Services	20,700b	671,094
World Fuel Services	20,600	668,470

		46,267,899

Health Care--11.9%
Advanced Neuromodulation Systems	14,200b	673,932
Alpharma, Cl. A	36,000	895,320
Amedisys	12,100a,b	471,900
American Healthways	24,900b	1,055,760
American Medical Systems Holdings	57,000b	1,148,550
AMERIGROUP	40,000b	764,800
Amsurg	22,450b	614,232
Arqule	24,400b	191,052
Arthrocare	18,800a,b	756,136
Biolase Technology	9,000a,b	64,170
Biosite	13,600b	841,296
Bradley Pharmaceuticals	12,000a,b	131,040
Cambrex	19,800	375,408
Chemed	20,100	871,134
Conmed	21,800b	607,784
Connetics	26,000b	439,660
Cooper Cos.	34,000	2,604,740
Cyberonics	15,800b	471,472
Datascope	11,600	359,832
Diagnostic Products	18,500	975,505
DJ Orthopedics	17,000b	491,980
Enzo Biochem	22,566b	346,613
Haemonetics/Mass.	19,300b	917,329
Hologic	16,200b	935,550
Hooper Holmes	51,900	203,967
ICU Medical	10,200b	293,352
Idexx Laboratories	24,800b	1,658,624
Immucor	32,050b	879,452
Integra LifeSciences Holdings	15,800b	604,508
Intermagnetics General	18,600b	519,684
Invacare	24,000	1,000,080
Kensey Nash	8,200b	251,412
LabOne	13,000b	565,500
LCA-Vision	15,950	592,064
Medicis Pharmaceutical, Cl. A	40,600a	1,321,936
Mentor	28,400	1,562,284
Merit Medical Systems	18,500b	328,190
MGI Pharma	53,000b	1,235,430
Nature's Sunshine Prods	10,900	253,316
NBTY	43,200b	1,015,200
Noven Pharmaceuticals	16,600b	232,400
Odyssey HealthCare	27,400b	464,978
Osteotech	12,000b	68,760
Owens & Minor	31,100	912,785
Pediatrix Medical Group	19,000b	1,459,580
Pharmaceutical Product Development	37,500b	2,156,625
PolyMedica	18,800	656,872
Possis Medical	12,400b	135,904
Priority Healthcare, Cl. B	26,000b	724,360
Regeneron Pharmaceuticals	34,100b	323,609
RehabCare Group	14,200b	291,384
ResMed	27,000b	2,150,550

Respironics	55,000b	2,319,900
Savient Pharmaceuticals	43,900b	165,503
SFBC International	14,000b	621,460
Sierra Health Services	20,000a,b	1,377,400
Sunrise Senior Living	13,800b	921,012
SurModics	12,200b	472,018
Sybron Dental Specialties	30,800b	1,280,664
Theragenics	21,000b	61,950
United Surgical Partners International	34,750b	1,359,073
USANA Health Sciences	7,300b	348,210
Viasys Healthcare	24,400b	609,756
Vital Signs	6,000	276,540
		48,681,487

Interest Sensitive--15.1%
Acadia Realty Trust	23,400	420,966
Amegy Bancorp	51,000	1,154,130
Anchor Bancorp Wisconsin	15,600	459,888
BankAtlantic Bancorp, Cl. A	41,000	696,590
BankUnited Financial, Cl. A	20,500	468,835
Boston Private Financial Holdings	23,000	610,420
Brookline Bancorp	44,900	710,318
Capital Automotive REIT	33,300	1,289,043
Cash America International	23,400	485,550
Centene	33,000b	825,990
Central Pacific Financial	24,400	858,392
Chittenden	33,225	880,795
Colonial Properties Trust	33,900	1,507,872
Commercial Federal	26,300	897,882
Commercial Net Lease Realty	43,100	862,000
Community Bank System	21,500	485,900
Delphi Financial Group, Cl. A	22,800	1,067,040
Dime Community Bancshares	21,800	320,896
Downey Financial	17,100a	1,041,390
East West Bancorp	45,600	1,552,224
EastGroup Properties	16,100	704,375
Entertainment Properties Trust	20,300	905,989
Essex Property Trust	17,500	1,575,000
Financial Federal	12,800	509,440
First Bancorp/Puerto Rico	64,500	1,091,340
First Midwest Bancorp/IL	32,500	1,210,300
First Republic Bank/San Francisco, CA	19,800	697,554
FirstFed Financial	14,000b	753,340
Flagstar Bancorp	26,000	418,600
Fremont General	54,000	1,178,820
Gables Residential Trust	21,400	934,110
Glenborough Realty Trust	26,400	506,880
Gold Banc	26,500	394,850
Hilb, Rogal & Hobbs	26,000	970,320
Hudson United Bancorp	31,800	1,346,094
Infinity Property & Casualty	15,900	557,931
Investment Technology Group	31,700b	938,320
iPayment	10,900b	412,456
Irwin Financial	15,400	314,006
Kilroy Realty	20,300	1,137,409

LandAmerica Financial Group	13,500	872,775
Lexington Corporate Properties Trust	41,000	965,550
MAF Bancorp	21,800	893,800
Nara Bancorp	18,500	276,575
NCO Group	25,300b	522,698
New Century Financial	43,250	1,568,677
Parkway Properties/Md	12,000	563,040
Philadelphia Consolidated Holding	15,200b	1,290,480
Piper Jaffray Cos.	13,500b	403,110
Presidential Life	21,500	387,000
PrivateBancorp	16,800	575,904
ProAssurance	24,400a,b	1,138,748
Prosperity Bancshares	13,300	402,325
Provident Bankshares	23,000	799,940
Republic Bancorp/MI	48,776	689,693
Rewards Network	10,200b	69,666
RLI	17,000	786,420
Selective Insurance Group	22,100a	1,080,690
Shurgard Storage Centers, Cl. A	35,000	1,955,450
South Financial Group	55,000	1,476,200
Sovran Self Storage	12,200	597,190
Sterling Bancshares/TX	36,100	531,031
Sterling Financial/WA	26,880	606,144
Stewart Information Services	13,600	696,320
Susquehanna Bancshares	32,500	781,300
SWS Group	12,400	203,360
Trustco Bank NY	53,100	665,343
UCBH Holdings	70,500	1,291,560
UICI	25,500	918,000
Umpqua Holdings	32,500	790,400
United Bankshares	28,100	982,095
United Fire & Casualty	10,700	482,677
Whitney Holding	48,900	1,322,256
Wintrust Financial	18,800a	944,888
World Acceptance	13,200b	335,412
Zenith National Insurance	17,200	1,078,268
		62,098,240

Producer Goods--21.9%
AAR	25,500b	438,090
Acuity Brands	31,400	931,638
Aleris International	21,065b	578,234
AM Castle & Co.	9,000b	157,500
AMCOL International	19,800	377,586
AO Smith	18,000	513,000
Apogee Enterprises	20,900	357,390
Applied Industrial Technologies	22,000	789,360
AptarGroup	27,300	1,359,813
Arch Chemicals	17,700	411,525
Arkansas Best	21,000	732,270
Armor Holdings	22,000b	946,220
Astec Industries	12,300b	349,197
ASV	11,600b	262,740
Baldor Electric	22,600	572,910
Barnes Group	16,000	573,760

Belden CDT	33,400a	648,962
Brady, Cl. A	40,000	1,237,600
Briggs & Stratton	38,500	1,331,715
Brush Engineered Materials	15,400b	244,552
Buckeye Technologies	21,400b	173,768
Building Materials Holding	11,800	1,099,642
C&D Technologies	15,100	142,091
Caraustar Industries	18,400b	202,032
Carpenter Technology	17,000	996,370
Century Aluminum	17,000b	382,160
Champion Enterprises	53,000b	783,340
Chaparral Steel	16,700b	421,174
Chesapeake	19,200	353,088
CLARCOR	38,700	1,111,464
Cleveland-Cliffs	17,400a	1,515,714
Commercial Metals	48,000	1,619,520
Cubic	10,000a	171,200
Curtiss-Wright	15,600	962,676
Deltic Timber	8,800	405,240
DRS Technologies	21,000	1,036,560
EDO	11,000	330,330
EGL	24,700b	670,605
ElkCorp	13,000	465,010
EMCOR Group	10,800b	640,440
Engineered Support Systems	32,537	1,335,318
EnPro Industries	16,900b	569,361
Florida Rock Industries	37,500	2,403,375
Forward Air	25,600	943,104
Gardner Denver	20,800b	927,680
GenCorp	36,600b	682,590
Georgia Gulf	27,300	657,384
Greatbatch	14,500b	397,880
Griffon	22,000a,b	541,200
HB Fuller	24,100	749,028
Heartland Express	34,800	707,832
Hughes Supply	50,000	1,630,000
IDEX	40,000	1,702,000
Insituform Technologies, Cl. A	15,100b	261,079
JLG Industries	40,400	1,478,236
Kaman, Cl. A	20,300	415,135
Kansas City Southern	62,000b	1,445,220
Kaydon	20,200	573,882
Kirby	20,000b	988,600
Knight Transportation	28,450	693,042
Landstar System	45,200	1,809,356
Lawson Products	6,200	227,664
Lennox International	36,000	986,760
Lindsay Manufacturing	7,400	162,874
Lone Star Technologies	24,400b	1,356,396
Lydall	10,200b	91,086
M/I Homes	8,000	434,080
MacDermid	21,000	551,460
Manitowoc	22,500	1,130,625
Massey Energy	58,300	2,977,381
Maverick Tube	32,400b	972,000

MDC Holdings	24,649	1,944,560
Meritage Homes	18,900b	1,448,874
Milacron	3,256b	5,796
Moog, Cl. A	29,450b	869,364
Mueller Industries	30,500	846,985
Myers Industries	24,602	286,367
NCI Building Systems	15,200b	620,008
Neenah Paper	10,900	319,370
NVR	4,300b	3,805,285
Offshore Logistics	17,400b	643,800
Old Dominion Freight Line	14,300b	478,907
OM Group	18,800b	378,444
Omnova Solutions	16,100b	70,357
Penford	7,000	93,590
PolyOne	64,300b	389,658
Pope & Talbot	10,600	108,226
Quaker Chemical	5,900	102,542
Quanex	20,700	1,370,754
Regal-Beloit	21,600	700,704
Reliance Steel & Aluminum	23,500	1,243,855
Robbins & Myers	9,000	202,320
Rock-Tenn, Cl. A	27,100	409,210
Rogers	11,200b	433,440
RTI International Metals	16,800b	661,080
Ryerson Tull	14,500a	308,850
Schulman (A.)	21,000	376,950
Schweitzer-Mauduit International	9,100	203,112
SEACOR Holdings	14,800a,b	1,074,184
Simpson Manufacturing	28,000	1,095,920
Skyline	6,000	243,840
Spectrum Brands	28,000b	659,400
Standard-Pacific	53,300	2,212,483
Standex International	8,600	226,438
Steel Technologies	8,000	207,440
Stewart & Stevenson Services	20,000	477,000
Teledyne Technologies	26,300b	906,561
Texas Industries	16,700	908,480
Tredegar	24,000	312,240
Triumph Group	12,400b	460,908
United Stationers	25,800b	1,234,788
Universal Forest Products	12,600	722,232
URS	31,800b	1,284,402
Valmont Industries	12,500	367,000
Watsco	19,900	1,056,889
Watts Water Technologies, Cl.A	18,500	533,725
Wausau Paper	36,500	456,615
Wellman	12,000	75,960
Wolverine Tube	5,600b	42,000
Woodward Governor	8,900	756,945
		89,735,972

Services--7.0%
ABM Industries	33,300	692,973
Administaff	19,700	782,878
ADVO	23,250	727,492
Altiris	19,400a,b	296,626
Arbitron	24,500	976,080
Bowne & Co.	20,700	295,803
CACI International, Cl. A	23,000b	1,393,800
CDI	9,900	292,446
Central Parking	14,000	209,300
Cerner	23,500a,b	2,042,855
Ciber	42,200b	313,546
Consolidated Graphics	10,600b	456,330
Cross Country Healthcare	15,500b	287,680
Daktronics	12,500	299,750
Digital Insight	26,000b	677,560
eFunds	34,100b	642,103
FactSet Research Systems	28,100	990,244
4Kids Entertainment	9,700b	168,683
G & K Services, Cl. A	15,700	618,423
Gentiva Health Services	17,800b	322,536
Global Payments	25,500	1,981,860
Harland (John H.)	23,500	1,043,400
Healthcare Services Group	23,050	443,713
Heidrick & Struggles International	14,300b	463,034
Intrado	13,200b	237,996
Kronos/MA	24,100b	1,075,824
Labor Ready	42,200b	1,082,430
ManTech International, Cl. A	15,000b	396,150
MAXIMUS	15,900	568,425
MIVA	15,500	93,465
Mobile Mini	10,200b	442,170
NDCHealth	22,700	429,484
PAREXEL International	19,900b	399,791
Paxar	28,000b	471,800
Pegasus Solutions	9,800b	88,004
Pre-Paid Legal Services	10,200b	394,740
PRG-Schultz International	25,500b	76,755
Shaw Group	60,000b	1,479,600
Sourcecorp	11,700b	250,848
Spherion	44,000b	334,400
Standard Register	12,000	179,400
StarTek	9,500	125,400
TALX	16,100	527,919
Tetra Tech	38,900b	654,298
Thomas Nelson	10,500	196,980
Vertrue	7,100a,b	258,085
Viad	14,600	399,310
Volt Information Sciences	7,800b	158,496
Waste Connections	37,450b	1,313,746
Watson Wyatt & Co. Holdings	30,900	832,755
		28,887,386

Technology--14.2%
Actel	16,400b	237,144

Adaptec	76,600b	293,378
Advanced Energy Industries	22,100b	237,796
Aeroflex	53,200b	497,952
Agilysys	27,800	468,152
Analogic	11,000	554,510
Anixter International	27,000b	1,088,910
ANSYS	25,400b	977,646
Applied Signal Technology	8,000	152,640
Artesyn Technologies	27,400b	254,820
ATMI	28,400b	880,400
Avid Technology	31,567a,b	1,306,874
Axcelis Technologies	77,300b	403,506
BEI Technologies	8,500	297,415
Bel Fuse, Cl. B	11,700	426,231
Bell Microproducts	26,100b	261,783
Benchmark Electronics	32,900b	990,948
Black Box	14,300	600,028
Brooks Automation	32,189b	429,079
Brooktrout	7,400b	95,978
C-COR	31,300a,b	211,275
Captaris	22,400b	84,224
Carreker	19,000b	134,140
Catapult Communications	11,000b	201,740
Ceradyne	17,050b	625,394
Checkpoint Systems	28,500b	676,020
Cognex	36,700	1,103,569
Coherent	21,900b	641,232
Cohu	16,500	390,225
Coinstar	18,700b	346,137
Commonwealth Telephone Enterprises	16,400	618,280
Comtech Telecommunications	14,400b	597,168
CTS	26,600	321,860
Cymer	29,000b	908,280
Dendrite International	32,000b	642,880
Digi International	17,600b	188,848
Dionex	17,500b	949,375
Ditech Communications	24,300b	163,782
DSP Group	21,200b	543,992
Electro Scientific Industries	22,600b	505,336
EPIQ Systems	13,900b	303,298
ESS Technology	24,800b	88,040
Esterline Technologies	19,500b	738,855
Exar	26,600b	372,932
FEI	19,200b	369,600
FileNet	30,600b	853,740
FLIR Systems	52,000b	1,538,160
Gerber Scientific	25,500b	199,920
Global Imaging Systems	18,800b	640,140
Harmonic	42,000b	244,440
Helix Technology	18,300	269,925
Hutchinson Technology	18,000b	470,160
Hyperion Solutions	30,400b	1,478,960
Imagistics International	12,700b	531,495
Input/Output	44,400b	354,312
Inter-Tel	21,200	445,200

Internet Security Systems	32,100b	770,721
Itron	19,000b	867,540
j2 Global Communications	19,500a,b	788,190
JDA Software Group	18,500b	280,830
Keithley Instruments	13,200	192,720
Kopin	40,700b	282,865
Kulicke & Soffa Industries	37,100b	268,975
Littelfuse	17,600b	495,088
Manhattan Associates	21,900b	508,080
MapInfo	15,300b	187,425
Meade Instruments	18,200b	48,412
Mercury Computer Systems	15,900b	417,375
Methode Electronics	29,400	338,688
MICROS Systems	28,100b	1,229,375
Microsemi	46,000b	1,174,840
MRO Software	19,700b	331,748
MTS Systems	17,100	645,867
Napster	30,300b	121,200
Netgear	27,000b	649,620
Network Equipment Technologies	11,200b	51,632
NYFIX	19,200a,b	110,784
Park Electrochemical	16,200	431,730
PC-Tel	10,000b	94,000
Pericom Semiconductor	14,700b	129,948
Phoenix Technologies	16,800b	126,504
Photon Dynamics	7,700b	147,455
Photronics	32,700b	634,380
Planar Systems	14,800a,b	121,656
Power Integrations	24,600b	535,050
Progress Software	28,700b	911,799
Radiant Systems	16,900b	174,408
RadiSys	14,600b	283,240
Roper Industries	66,000	2,593,140
Rudolph Technologies	8,700b	117,189
SBS Technologies	13,000b	125,190
ScanSource	10,500b	511,770
Serena Software	25,500a,b	508,215
Skyworks Solutions	112,900b	792,558
Sonic Solutions	18,500a,b	397,750
SPSS	12,400b	297,600
SS&C Technologies	12,400	454,336
Standard Microsystems	15,100b	451,641
Supertex	11,900b	356,881
Symmetricom	35,000b	270,900
Synaptics	18,300b	344,040
Take-Two Interactive Software	51,800a,b	1,144,262
Technitrol	28,600	438,152
THQ	47,750a,b	1,018,030
Tollgrade Communications	7,400b	62,604
Trimble Navigation	42,000b	1,414,980
Ultratech	13,000b	202,670
Varian Semiconductor Equipment Associates	28,700b	1,216,019
Veeco Instruments	17,400a,b	279,096
Verity	28,700b	304,794
ViaSat	16,200b	415,530

Vicor	13,000	196,950
WebEx Communications	29,000b	710,790
Websense	19,000b	972,990
X-Rite	16,900	209,560
Zix	10,400a,b	20,800
		58,388,706

Utilities--1.4%
ALLETE	22,200	1,016,982
Avista	36,600	710,040
Central Vermont Public Service	10,100	176,750
CH Energy Group	11,000	522,280
Cleco	37,100	874,818
El Paso Electric	36,000b	750,600
General Communication, Cl. A	34,500b	341,550
Green Mountain Power	3,600	118,548
UIL Holdings	10,800	564,948
UniSource Energy	25,900	860,916
		5,937,432

Total Common Stocks
(cost $308,070,059)		410,214,643

	Principal
Short Term Investments--.1%	Amount($)	Value($)

Repurchase Agreement--.1%
Greenwich Capital Markets,
3.30%, dated 9/30/2005, due 10/3/2005
in the amount of $187,051 (fully collateralized by
$185,000 Federal Home Loan Mortgage
Corp, Notes, 5.875%, due 3/21/2011, value $195,735)	187,000	187,000

U.S. Treasury Bills--.0%
3.44%, 11/10/2005	100,000c	99,665

Total Short-Term Investments
(cost $286,620)		286,665

Investment Of Cash Collateral
for Securities Loaned--4.7%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $19,484,000)	19,484,000d	19,484,000

Total Investments (cost $327,840,679)	104.7%	429,985,308

Liabilities, Less Cash and Receivables	(4.7%)	(19,309,626)

Net Assets	100.0%	410,675,682

[a] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $18,801,881 and the total market value of the collateral held by the portfolio is $19,484,000.
[b] Non-income producing.
[c] Partially held by the broker in a segregated account as collateral for open futures positions.

d Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES September 30, 2005 (Unaudited)
		Market Value		Unrealized
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 9/30/2005 ($)

Financial Futures Long
Russell 2000 E-mini	21	1,411,410	December 2005	(1,690)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Investment Portfolios, Technology Growth Portfolio
Statement of Investments
September 30, 2005 (Unaudited)

Common Stocks--95.2%	Shares	Value($)

Commercial Services--2.2%
Accenture, Cl. A	109,000a	2,775,140

Computers--12.9%
Apple Computer	86,300a	4,626,543
Cognizant Technology Solutions, Cl. A	73,900a	3,443,001
Dell	84,500a	2,889,900
EMC	213,500a	2,762,690
Network Appliance	93,700a	2,224,438
		15,946,572

Electronics--1.6%
Garmin	30,000b	2,034,900

Health Care & Biotechnology--6.6%
Amgen	35,500a	2,828,285
Genentech	29,700a	2,501,037
Teva Pharmaceutical Industries, ADR	87,000	2,907,540
		8,236,862

Internet--13.5%
Check Point Software Technologies	109,700a	2,667,904
CheckFree	53,300a	2,015,806
eBay	29,400a	1,211,280
Google, Cl. A	13,500a	4,272,210
Symantec	125,000a	2,832,500
Yahoo!	109,900a	3,719,016
		16,718,716

Semiconductors--20.6%
Applied Materials	133,000	2,255,680
Broadcom, Cl. A	83,500a	3,916,985
Intel	61,000	1,503,650
KLA-Tencor	55,000	2,681,800
Linear Technology	63,500	2,386,965
Marvell Technology Group	82,300a	3,794,853
National Semiconductor	97,500	2,564,250
Taiwan Semiconductor Manufacturing	2,250,201	3,614,100
Xilinx	98,500	2,743,225
		25,461,508

Software--18.6%
Adobe Systems	131,600	3,928,260
Automatic Data Processing	68,700	2,956,848
Cognos	73,000a	2,841,890
Electronic Arts	55,000a	3,128,950
Infosys Technologies, ADR	35,000	2,599,800

Microsoft	153,900	3,959,847
Oracle	97,500a	1,208,025
SAP, ADR	56,300	2,439,479
		23,063,099

Telecommunications--19.2%
Amdocs	103,500a	2,870,055
Cisco Systems	202,900a	3,637,997
Comverse Technology	132,700a	3,486,029
Corning	167,500a	3,237,775
Juniper Networks	117,000a	2,783,430
Motorola	182,000	4,020,380
QUALCOMM	82,500	3,691,875
		23,727,541

Total Common Stocks
(cost $97,173,640)		117,964,338

Other Investment--3.7%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,562,718)	4,562,718c	4,562,718

Investment Of Cash Collateral
for Securities Loaned--1.4%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,725,000)	1,725,000c	1,725,000

Total Investments (cost $103,461,358)	100.3%	124,252,056

Liabilities, Less Cash and Receivables	(.3%)	(408,485)

Net Assets	100.0%	123,843,571

ADR- American Depository Receipts
[a] Non-income producing
[b] All or a portion of this security is on loan. At September 30, 2005, the total market value of the portfolio's security on loan is $1,695,750 and the total market value of the collateral held is $1,725,000.
[c] Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT PORTFOLIOS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 22, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)